Related Party Transactions - Schedule of other related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of other related party transactions [Line Items]
Selling and marketing expenses	$ 4,504,992	$ 3,691,844	$ 3,559,602
General and administrative expense	4,932,450	2,857,550	2,322,681
VP Technology [Member]
Related Party Transactions (Details) - Schedule of other related party transactions [Line Items]
Selling and marketing expenses	402,000	174,000	210,000
CEO, CFO and Directors [Member]
Related Party Transactions (Details) - Schedule of other related party transactions [Line Items]
General and administrative expense	$ 869,000	$ 1,006,000	$ 718,000